Related party transactions - Major transactions with related parties (Details) - Trip.com Group - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hotel reservation payments collected on behalf of the Group
Related party transactions
Amounts of transaction	¥ 692,771	¥ 588,238	¥ 257,963
Hotel reservation service fees
Related party transactions
Amounts of transaction	¥ 11,334	¥ 21,276	¥ 14,473